Schedule of Investments (unaudited)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.4%
Alabama — 2.8%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,227,024
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,463,080 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,664,956 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,311,785 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,079,468
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,556,811
Warrants, Series 2024, Refunding	5.250%	10/1/49	11,000,000	11,114,871
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	9,738,805
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	5,720,000	5,376,973 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	4,250,000	3,840,152 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,217,481
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,736,468
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	9,925,000	10,248,000 (a)(b)
Total Alabama				73,575,874
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,550,160
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,179,367
State Capital Project II, Series B, Refunding	5.000%	12/1/39	760,000	776,142
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,113,990 (c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	747,589
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,855,584
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,081,031
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	952,580
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,250,000	1,874,664
Total Alaska				15,131,107
Arizona — 2.1%
Arizona State Board of Regents University System Revenue, Series D	5.000%	7/1/46	1,900,000	1,860,592
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,296,646
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	941,044
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,125,487
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	732,812
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	456,367 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	615,903 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,800,411 (d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,500,819
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	$7,600,000	$7,650,173 (a)(b)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,355,605 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	11,600,000	11,429,389 (a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, Refunding, SD Credit Program	5.000%	7/1/52	760,000	726,470
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	232,417
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	443,362
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/39	530,000	536,388
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/49	985,000	954,761
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	3,997,329 (d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	928,630
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,261,397
Series A	5.000%	8/1/47	1,520,000	1,532,769
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,514,029
Total Arizona				54,892,800
Arkansas — 0.1%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,540,120 (c)
California — 10.0%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,191,465
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,726,727
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	3.220%	4/1/27	20,495,000	20,369,917 (a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,454,897 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	29,000,000	29,833,359 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,398,845 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,449,276 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	5,400,000	5,627,133 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	25,000,000	26,263,375 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	10,900,000	11,602,690 (a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,510,233
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,125,122
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	14,640,574 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	886,355 (c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,551,814 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,588,011 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	6,070,000	6,007,705 (d)
California Statewide CDA Revenue, American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,904,620
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	$1,900,000	$1,982,939
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,108,644
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,500,108 (c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,350,000	4,307,742 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,297,431 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,215,000	1,254,670 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,675,000	2,308,821 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,698,828
Series A, Refunding	5.000%	7/1/46	1,520,000	1,498,513
Series C	5.000%	7/1/38	760,000	766,517
Series C	5.000%	7/1/42	4,865,000	4,869,313
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,260,893
Series A	6.500%	11/1/39	5,515,000	6,510,055
Series B	7.000%	11/1/34	17,615,000	20,749,883
Series B	6.500%	11/1/39	5,820,000	6,870,085
Series C	6.125%	11/1/29	3,295,000	3,460,738
Series C	6.500%	11/1/39	980,000	1,156,818
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2020-1, Series 2023, AG	4.500%	9/1/53	2,300,000	2,193,463
Community Facilities District No 2023-1	5.625%	9/1/53	1,580,000	1,613,766
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/38	5,390,000	5,568,277
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,093,755
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AG	5.000%	10/1/38	1,330,000	1,371,172
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A, Refunding	5.000%	4/1/48	680,000	682,275
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	3,000,000	2,965,860 (c)
Series A, Refunding	5.000%	5/1/35	7,590,000	7,922,409 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,168 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	3,410,000	3,341,001 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	889,510 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,122,734 (c)
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AG	5.000%	6/1/52	190,000	190,055
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,081,612
Total California				264,775,173
Colorado — 2.5%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	774,232
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Colorado — continued
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	$750,000	$627,716
Series A	5.000%	12/1/49	1,000,000	741,358
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	6,619,828
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,831,349
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,738,870
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A, Refunding	4.000%	11/15/38	8,035,000	7,747,548
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,610,033
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,526,499
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	2,822,852
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,378,745
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,123,806
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,163,991
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,189,702 (c)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,546,770 (c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,746,362 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/50	1,139,000	1,120,785
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,447,706
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	652,465
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	5,600,000	5,903,900 (d)
Total Colorado				65,314,517
Connecticut — 0.4%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,471,315 (c)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,010,826
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,925,738 (d)
Total Connecticut				10,407,879
Delaware — 0.3%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,156,964
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,510,141
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,135,713
Delaware State Transportation Authority Revenue, US 301 Project	5.000%	6/1/45	2,330,000	2,330,443
Total Delaware				8,133,261
District of Columbia — 1.1%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,029,376
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,318,047
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

District of Columbia — continued
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	$6,600,000	$6,977,002 (c)
Series A, Refunding	5.000%	10/1/30	8,180,000	8,709,346 (c)
Total District of Columbia				28,033,771
Florida — 6.0%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,626,759 (c)
Series 2017	5.000%	10/1/47	2,545,000	2,499,014 (c)
Series A	5.000%	10/1/28	1,140,000	1,192,491 (c)
Series A	5.000%	10/1/45	16,700,000	16,437,805 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,597,302 (c)
Series 2022	5.500%	9/1/52	3,000,000	3,067,496 (c)
Series B	5.000%	9/1/32	7,875,000	8,229,793 (c)
Series B	5.000%	9/1/33	6,535,000	6,779,089 (c)
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,855,853
Refunding, BAM	5.250%	10/1/53	2,500,000	2,576,163
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	515,000	520,950
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Refunding, Series A	5.000%	7/1/36	3,035,000	3,166,218
Student Housing Project, Refunding, Series A	5.000%	7/1/38	3,035,000	3,138,726
Student Housing Project, Refunding, Series A	5.000%	7/1/39	1,900,000	1,958,470
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	2,300,000	2,299,925 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding, AG	5.000%	7/1/44	1,500,000	1,469,198 (c)
Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/47	2,000,000	2,006,193 (c)
Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/53	26,150,000	25,732,246 (c)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,471,474
Series A, Refunding	5.000%	10/1/28	380,000	381,033
Series A, Refunding	5.000%	10/1/29	2,065,000	2,069,849
Series A, Refunding	5.000%	10/1/35	3,795,000	3,795,080
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	3,035,000	2,606,495
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,566,654 (c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,785,031 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	3,994,407 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,218,045
Series A, Refunding	5.000%	10/1/41	5,505,000	5,521,365
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Series B, Refunding	5.000%	10/1/40	$2,275,000	$2,270,932 (c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	4,825,438
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	8,495,329 (c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	6,600,000	6,558,576 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,574,042
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	3,775,000	3,425,925
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,275,671
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	660,124
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	876,361
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,430,117
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6 *(f)
Sarasota County, FL, Public Hospital Board Revenue, Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,737,054
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	975,890
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	220,000	225,410
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,053,979
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2023	5.250%	5/1/54	1,500,000	1,464,786
Series 2024	4.800%	5/1/55	1,450,000	1,331,088 (d)
Total Florida				159,743,852
Georgia — 1.6%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	485,000	502,891
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,013,189
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	4,550,623
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	3,640,000	3,580,011
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	220,000	223,880
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,095,478
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	876,787
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	795,275
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,500,202
Plant Vogtle Units 3&4, Project J, Series A, Refunding	4.000%	1/1/51	760,000	646,480
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,089,266
Plant Vogtle Units 3&4, Project M, Series A, Refunding	4.000%	1/1/51	760,000	648,424
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,391,619
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Georgia — continued
Project One, Series A, Refunding	5.000%	1/1/50	$1,710,000	$1,726,512
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,501,903
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,751,492
Series A	5.000%	5/15/34	1,520,000	1,554,589
Series A	5.000%	5/15/43	1,480,000	1,483,455
Series C	5.000%	9/1/30	4,850,000	5,069,285 (a)(b)
Total Georgia				42,001,361
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	789,416
Series F, Refunding	4.000%	1/1/36	2,655,000	2,545,267
Total Guam				3,334,683
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	6,790,000	5,339,734
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/37	2,500,000	2,779,436
Total Hawaii				8,119,170
Illinois — 12.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,205,109
Series 2018	5.000%	4/1/38	910,000	921,761
Series 2018	5.000%	4/1/42	3,340,000	3,347,249
Series 2023	5.750%	4/1/48	1,500,000	1,563,451
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	610,563
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,810,528
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,354,450
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,599,261
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	601,489
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,233,426
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,107,240
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,740,953
Series A	5.000%	12/1/35	7,870,000	7,973,760
Series A	5.000%	12/1/39	4,700,000	4,621,765
Series A	5.000%	12/1/40	2,125,000	2,078,108
Series A	5.000%	12/1/41	16,040,000	15,485,411
Series B, Refunding	5.000%	12/1/36	1,935,000	1,952,792
Series C, Refunding	5.000%	12/1/25	1,820,000	1,825,545
Series C, Refunding, AG	5.000%	12/1/32	3,075,000	3,168,381
Series D	5.000%	12/1/46	3,225,000	2,936,735
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	12,350,609
Series A, Refunding	5.000%	1/1/28	2,670,000	2,748,461
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	$1,710,000	$1,718,961
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,141,493
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,269,948
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,231,068 (c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,133,515 (c)
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,781,189 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,176,670
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,400,825
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	2,722,566
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,707,089
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,216,311
Second Lien, Series A, AG	5.250%	1/1/53	4,250,000	4,306,899
Second Lien, Series A, AG	5.250%	1/1/58	6,365,000	6,396,577
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,090,383
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	766,498
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	789,665
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	760,000	782,660
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/34	4,555,000	4,668,961
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/37	1,565,000	1,590,427
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	1,921,443
Series A, Refunding	4.000%	11/15/41	2,845,000	2,585,608
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/34	1,025,000	1,048,205
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	700,640
Benedictine University, Refunding	4.000%	10/1/33	545,000	451,518
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/39	2,920,000	2,664,439
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,140,310
OSF Healthcare System, Series A, Refunding	4.000%	5/15/50	4,180,000	3,598,549
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	760,382
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	894,823
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	739,326
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,414,429
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,414,072
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	348,101
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,561,027
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,573,418
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	989,497
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,956,611
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	$4,555,000	$4,665,329
Series A,	5.000%	1/1/42	17,075,000	17,167,605
Illinois State University Revenue:
Auxiliary Facilities System, AG, Refunding	5.000%	4/1/31	570,000	593,164
Auxiliary Facilities System, AG, Refunding	5.000%	4/1/33	380,000	392,440
Auxiliary Facilities System, AG, Refunding	5.000%	4/1/36	570,000	583,170
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,900,000	1,911,500
Series 2016	5.000%	11/1/33	1,405,000	1,423,041
Series 2016, Refunding	5.000%	2/1/27	18,480,000	18,987,149
Series 2016, Refunding	5.000%	2/1/29	985,000	1,007,711
Series A	5.000%	3/1/34	2,000,000	2,113,798
Series A	4.000%	3/1/39	3,975,000	3,649,463
Series A	5.000%	5/1/39	2,275,000	2,303,980
Series A	5.000%	3/1/46	7,855,000	7,817,381
Series A, Refunding	5.000%	10/1/30	3,680,000	3,833,122
Series B	4.000%	12/1/37	3,500,000	3,274,594
Series B	4.250%	5/1/46	5,400,000	4,809,894
Series C	5.000%	12/1/41	4,500,000	4,604,930
Series D	5.000%	11/1/27	29,275,000	30,463,934
Series D	5.000%	11/1/28	5,700,000	5,891,074
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	720,159
McCormick Place Expansion Project, Series A, BAM	0.000%	12/15/56	7,500,000	1,337,119
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	8,649,479
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	11,985,435
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	24,000,000	23,299,414
McCormick Place Expansion Project, Series B-1, Refunding, AG	0.000%	6/15/47	1,000,000	313,323
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	5,944,033
Series A, Refunding, NATL	6.000%	7/1/29	13,340,000	14,224,990
Total Illinois				332,858,381
Indiana — 1.3%
Ball State University, IN, Board of Student Fee Bonds, Series S, Refunding	4.000%	7/1/36	1,365,000	1,340,371
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,335,227
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,726,315
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	7,200,000	7,241,123
Indiana State Finance Authority, Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,215,482
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,404,802
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,604,417
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,444,131
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — continued
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	$11,090,000	$11,479,679 (c)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,919,185
Total Indiana				34,710,732
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	1,946,398
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,308,715
Series 3	5.000%	2/1/44	2,275,000	2,277,413
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,522,297
Improvement, Series A	5.000%	9/1/45	2,275,000	2,191,757
Total Kansas				9,300,182
Kentucky — 0.4%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	2,960,000	2,961,890
Kentucky State PEA, Gas Supply Revenue, Series A, Refunding	5.250%	12/1/29	3,750,000	3,934,359 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,637,646
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,163,799
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	699,673
Total Kentucky				10,397,367
Louisiana — 1.1%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,095,804
Series 2023	4.000%	4/1/53	2,850,000	2,450,805
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,495,228
Shreveport, LA, Water & Sewer Revenue, Series A, AG	5.000%	12/1/41	1,775,000	1,783,574
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,414,531 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,709,490 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	8,750,000	8,578,394 (a)(b)
Total Louisiana				28,527,826
Maryland — 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	3,843,826
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	783,310
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,548,119
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AG	5.000%	6/1/35	1,580,000	1,593,061
University of Maryland, College Park Project, Refunding, AG	5.000%	6/1/43	760,000	760,558
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maryland — continued
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	$5,235,000	$4,659,300
Total Maryland				13,188,174
Massachusetts — 1.4%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,140,000	1,141,996
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,392,639
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,707,968
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	820,223
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,828,913
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,411,342
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,672,779
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,748,936
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,369,167
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/34	3,165,000	3,297,603 (c)
Series A, Refunding	5.000%	7/1/35	3,155,000	3,273,293 (c)
Series A, Refunding	5.000%	7/1/36	530,000	547,051 (c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,222,948
Total Massachusetts				37,434,858
Michigan — 1.4%
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,451,500
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,357,074
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,102,146
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,076,932
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,636,464
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,066,240
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	760,829
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,174,923
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	2,000,000	2,086,951
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	2,000,000	1,807,735
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	590,000	584,365
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,727,175
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,835,259 (c)
Total Michigan				37,667,593
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	673,643
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,471,671 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	$2,125,000	$2,109,232
Total Missouri				6,254,546
Nebraska — 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	761,895
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	846,410
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	642,779
Nebraska State Public Power District Revenue, Series D, Refunding	5.000%	1/1/46	3,035,000	3,043,876
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,285,075
Total Nebraska				10,580,035
Nevada — 0.5%

Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	13,780,000	13,837,332
New Hampshire — 1.2%
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	15,200,000	16,396,827 (g)
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	14,750,000	14,275,132 (g)
Total New Hampshire				30,671,959
New Jersey — 4.8%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, Municipal Government GTD, AG	5.000%	9/1/42	1,710,000	1,728,218
Series A, Refunding, Municipal Government GTD, BAM	5.000%	9/1/39	3,035,000	3,059,836
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,900,500 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	1,140,000	1,141,858 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	760,000	761,044 (c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,654,626
School Facilities Construction, Series QQQ	4.000%	6/15/50	1,520,000	1,292,792
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,094,839
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	757,528 (c)
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,003,377
State House Project, Series B	5.000%	6/15/43	2,555,000	2,562,907
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,697,964 (c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,405,731 (c)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,448,238 (c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,796,750 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,670,897
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,347,362
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,271,516
University Hospital, Series A, Refunding, AG	5.000%	7/1/46	3,795,000	3,722,241
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,629,320
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
Transportation Program, Series AA	4.000%	6/15/50	$7,400,000	$6,247,409
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,178,313
Transportation Program, Series AA, Refunding	5.000%	6/15/42	11,900,000	12,224,519
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,741,674
Transportation Program, Series BB	4.000%	6/15/38	645,000	614,328
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	6,813,805
Transportation Program, Series CC	4.125%	6/15/50	9,000,000	7,756,116
Transportation Program, Series CC	5.250%	6/15/50	11,000,000	11,281,955
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	1,908,412
Transportation System, Series A, Refunding	4.000%	6/15/38	3,035,000	2,890,675
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,194,314
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/36	11,905,000	12,289,690
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,722,064
Total New Jersey				126,810,818
New Mexico — 0.3%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	6,900,000	7,218,257 (a)(b)
New York — 15.8%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,385,322 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,654,260
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	4,000,000	3,846,702 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	5,695,000	5,723,601
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	15,860,000	13,797,743
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,352,719
Green Bonds, Series C-1, Refunding	5.250%	11/15/55	1,900,000	1,928,597
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,068,163
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,832,817
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	5,558,829
Series A-2	5.000%	5/15/30	6,905,000	7,195,109 (a)(b)
New York City, NY, GO:
Subseries A-1	5.000%	8/1/39	3,555,000	3,670,671
Subseries A-1	4.000%	8/1/40	4,555,000	4,271,922
Subseries A-1	5.000%	8/1/47	6,415,000	6,497,231
Subseries B-1	5.000%	10/1/42	2,180,000	2,224,685
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	3,929,687
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,699,566
Yankee Stadium Project, Refunding, AG	4.000%	3/1/45	3,985,000	3,587,406
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	14,892,861
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	$3,500,000	$3,269,398
Subordinated, Subseries F-1	5.000%	5/1/42	10,550,000	10,629,050
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	1,792,209
Subordinated, Subseries B-1	4.000%	8/1/45	5,935,000	5,308,391
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,377,410
Subordinated, Subseries C-1	5.000%	2/1/47	23,000,000	23,304,865
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	10,552,837
New York State Dormitory Authority Revenue:
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/30	10,000	10,668 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/32	5,000	5,334 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/34	5,000	5,334 (e)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	5,810,070
Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	5,000	5,334 (e)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	7,644,565
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,566,757
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	10,000	10,435 (e)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,435 (e)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	7,040,000	7,150,354
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,022,848
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	6,983,708 (d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,615,000	4,101,820
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,386,053 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,164,726 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	821,605 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,250,000	8,961,511 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,650,000	6,820,289 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	3,870,898 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	7,710,352 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	17,500,000	17,421,353 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	17,750,000	17,582,456 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,319,313
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,398,110
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,800,000	2,805,617 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	6,400,000	5,698,539 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,800,000	1,720,966 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,640,227 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	$16,120,000	$16,120,234 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	21,782,047 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,310,164
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	4,946,712
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,615,029
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,050,479
Consolidated Series 218	4.000%	11/1/47	8,630,000	7,320,080 (c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	3,679,206 (c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,317,599 (c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,351,425 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	18,325,000	18,435,690
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	2,781,131
General-MTA Bridges & Tunnels, Series C-2, Refunding	5.000%	11/15/42	7,810,000	7,846,392
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	4,870,000	4,918,700
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	7,350,000	7,494,825
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	789,819
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	1,998,097
Total New York				420,759,357
North Carolina — 0.5%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,250,000	1,155,346
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,740,000	1,557,167 (c)
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	946,116
Series A, Refunding	5.000%	7/1/47	2,085,000	2,058,456
Series A, Refunding	5.000%	7/1/51	6,410,000	6,276,346
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	852,778
Total North Carolina				12,846,209
North Dakota — 0.3%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	11,710,000	8,484,461
Ohio — 1.5%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,774,402
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,847,146
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,134,546
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	702,202
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,960,000	6,898,045
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	2,977,258
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	$1,000,000	$1,009,023
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,140,000	1,062,941 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	2,810,000	2,780,273 (c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,285,000	1,271,736 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	8,960,000	7,859,588 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,016,184 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	426,697
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	774,754
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	914,620
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,744,624 (c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,166,055 (c)
Total Ohio				39,360,094
Oklahoma — 0.2%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	4,750,000	5,197,411 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	565,000	607,319 (c)
Total Oklahoma				5,804,730
Oregon — 0.5%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,264,446
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,210,406 (a)(b)
Oregon State University General Revenue, Series A	4.250%	4/1/52	1,250,000	1,147,423
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	871,609 (c)
Total Oregon				13,493,884
Pennsylvania — 4.3%
Allegheny County, PA, HDA Revenue:
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,209,765
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	3,873,033
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,577,118
Series 2018	5.000%	6/1/32	1,330,000	1,376,231
Series 2018	5.000%	6/1/34	760,000	781,258
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/38	2,555,000	2,527,742
Penn State Health	4.000%	11/1/35	760,000	747,154
Penn State Health	4.000%	11/1/37	1,520,000	1,452,661
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	2,983,847
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,353,256
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement- Life Communities, Series C	5.000%	11/15/45	1,140,000	1,115,657
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	$1,500,000	$1,502,273 (a)(b)
Presbyterian Senior Living Project, Series B, Refunding	5.250%	7/1/46	1,000,000	1,005,053
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,042,313
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	8,752,090 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	21,785,619 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A-1	5.000%	12/1/42	1,900,000	1,913,136
Series A-1	5.000%	12/1/47	3,015,000	3,037,925
Series A-2	5.000%	12/1/48	8,160,000	8,194,189
Series B	5.000%	12/1/45	4,000,000	4,098,888
Series B, Refunding	5.250%	12/1/44	1,150,000	1,206,039
Series C, Refunding	4.000%	12/1/51	2,275,000	1,966,241
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,496,689 (c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,587,489
Series B	5.000%	2/1/37	1,820,000	1,892,945
Series B	5.000%	2/1/38	1,710,000	1,768,327
Philadelphia, PA, SD, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,055,000	2,062,909
Series A, State Aid Withholding	5.000%	9/1/35	910,000	912,800
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,852,536
Series A	5.000%	11/1/45	2,950,000	3,011,838
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	2,655,000	2,690,970
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	7,970,000	8,054,881
Total Pennsylvania				113,832,872
Puerto Rico — 5.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A	5.000%	7/1/25	315,000	315,278 (d)
Senior Lien, Series A	5.000%	7/1/33	600,000	614,326 (d)
Senior Lien, Series A	5.000%	7/1/37	410,000	414,817 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	10,894,773 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,040,802 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	10,409,843 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	1,989,177 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	34,497,387 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	173,726
Restructured, Series A-1	5.375%	7/1/25	110,752	110,831
Restructured, Series A-1	5.625%	7/1/27	219,802	225,632
Restructured, Series A-1	5.625%	7/1/29	216,236	226,671
Restructured, Series A-1	5.750%	7/1/31	210,028	224,864
Restructured, Series A-1	4.000%	7/1/33	199,162	191,617
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,514,519
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — continued
Restructured, Series A-1	4.000%	7/1/37	$12,810,518	$11,840,691
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,293,754
Restructured, Series A-1	4.000%	7/1/46	217,253	178,688
Subseries CW	0.000%	11/1/43	821,838	494,130 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	1,772,062 *(f)
Series A	5.000%	7/1/42	7,945,000	3,873,187 *(f)
Series A	5.050%	7/1/42	1,480,000	721,500 *(f)
Series CCC	—	7/1/21	25,000	12,125 *(h)
Series CCC	—	7/1/24	10,000	4,850 *(h)
Series CCC	—	7/1/24	760,000	368,600 *(h)
Series CCC	4.625%	7/1/25	25,000	12,188 *(f)
Series CCC	5.000%	7/1/28	475,000	231,563 *(f)
Series DDD, Refunding	—	7/1/19	15,000	7,275 *(h)
Series DDD, Refunding	—	7/1/21	330,000	160,050 *(h)
Series DDD, Refunding	—	7/1/21	2,695,000	1,307,075 *(h)
Series TT	—	7/1/17	25,000	12,125 *(h)
Series TT	—	7/1/24	90,000	43,650 *(h)
Series TT	5.000%	7/1/37	2,985,000	1,455,187 *(f)
Series XX	5.250%	7/1/40	10,665,000	5,199,187 *(f)
Series ZZ, Refunding	—	7/1/23	610,000	295,850 *(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	4,256,833
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	5,385,350
Restructured, Series A-1	4.550%	7/1/40	918,000	875,794
Restructured, Series A-1	4.750%	7/1/53	17,117,000	15,675,661
Restructured, Series A-1	5.000%	7/1/58	7,008,000	6,584,406
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,283,524
Restructured, Series A-2	4.329%	7/1/40	759,000	708,000
Total Puerto Rico				143,897,568
Rhode Island — 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,221,068
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	2,987,590
Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	2,885,000	2,546,236
Total Rhode Island				6,754,894
South Carolina — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.788%	3/1/31	3,750,000	3,867,586 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,178,712
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	579,018 (c)
Series 2018	5.000%	7/1/38	1,215,000	1,229,414 (c)
Series 2018	5.000%	7/1/43	3,035,000	3,037,141 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — continued
Series 2018	5.000%	7/1/48	$2,085,000	$2,053,724 (c)
Total South Carolina				15,945,595
South Dakota — 0.1%

South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,087,575
Tennessee — 1.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	8,858,793
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,696,640
Metropolitan Government of Nashville & Davidson County, TN, GO, Series C, Refunding	4.000%	1/1/43	18,205,000	17,099,274
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AG	5.250%	7/1/48	6,000,000	6,242,997
Series A, AG	5.250%	7/1/53	1,900,000	1,963,477
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	1,520,000	1,537,210
Subordinated, Series B, Refunding	5.000%	7/1/42	1,900,000	1,921,512
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,018,116
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,404,293 (c)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,212,487 (c)
Total Tennessee				48,954,799
Texas — 6.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,791,422
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,303,963 (c)
Series 2014	5.000%	11/15/44	6,450,000	6,331,662 (c)
Series 2019	5.000%	11/15/36	3,615,000	3,691,830 (c)
Series 2022	5.000%	11/15/39	2,390,000	2,442,105 (c)
Series 2022	5.250%	11/15/47	3,035,000	3,069,149 (c)
Series 2022	5.000%	11/15/52	1,480,000	1,449,941 (c)
Series B	5.000%	11/15/33	2,000,000	2,067,633 (c)
Series B	5.000%	11/15/44	2,655,000	2,606,289 (c)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/40	2,350,000	2,441,039
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	3,090,000	2,754,875
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,306,969
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/40	1,100,000	1,154,854
Series C, Refunding	5.000%	8/15/41	4,250,000	4,427,397
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,886,879
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,393,031
Denton, TX, GO, Certificates of Obligation	4.000%	2/15/47	5,710,000	5,100,761
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	10,600,000	9,436,922
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	$3,795,000	$3,999,645
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,799,139 (c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021, Refunding	4.000%	10/1/42	7,590,000	6,872,568
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,403,732
Houston, TX, GO, Series A	4.125%	3/1/51	4,000,000	3,494,530
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,291,454 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,640,037 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	1,350,000	1,388,893 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	2,450,000	2,509,834 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,290,627 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,280,098 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,399,878 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,376,573 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,276,494
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	4,600,000	4,094,208
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	7,500,000	6,686,590
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	544,700 (c)
Series 2017	5.000%	11/1/36	540,000	542,367 (c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	2,120,000	2,120,174 (c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A, Refunding	2.600%	11/1/29	3,795,000	3,609,147
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	4,565,000	3,955,684
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	5,000,000	4,250,019
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	2,550,000	2,606,101 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project, Refunding	5.000%	4/1/46	4,175,000	4,204,888
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	785,000	761,731
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,078,817
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,151,878 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,399,748
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,705,632
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	10,995,000	11,264,527
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,903,356 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,239,241 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	$2,765,000	$2,686,082
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	722,586
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,334,595 (c)
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	9,250,000	8,013,852
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	2,845,000	2,395,484
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	5,000,000	4,331,812
Total Texas				180,283,442
Utah — 1.1%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	7,567,915 (c)
Series A	5.000%	7/1/36	3,645,000	3,671,017 (c)
Series A	5.000%	7/1/37	2,655,000	2,667,715 (c)
Series A	5.250%	7/1/42	2,500,000	2,574,092 (c)
Series B	5.000%	7/1/47	1,195,000	1,189,193
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,330,677
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,808,918
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	872,496
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	888,964
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/25	845,000	848,575
Series 2019	4.000%	10/15/30	1,535,000	1,538,287
Series 2019	4.000%	10/15/34	760,000	740,063
Series 2019	4.000%	10/15/39	1,330,000	1,215,365
Series 2021	3.000%	10/15/45	760,000	526,327
Total Utah				28,439,604
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,910,874
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,069,034
Total Vermont				3,979,908
Virginia — 1.3%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,260,266
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	789,156
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,593,061
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	631,378
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	4.750%	7/1/53	4,000,000	3,849,513
Riverside Health System, Series 2023, AG	5.250%	7/1/53	1,750,000	1,771,692
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	4,757,224 (c)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,149,610 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Virginia — continued
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	$3,795,000	$3,136,137 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,483,107 (c)
Series A, Refunding	5.000%	1/1/33	1,265,000	1,319,196
Series A, Refunding	5.000%	1/1/35	2,070,000	2,139,107
Total Virginia				33,879,447
Washington — 1.6%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,621,650 (c)
Series 2019	5.000%	4/1/44	3,035,000	3,002,209 (c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,557,262 (c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,601,020 (c)
Series C	5.000%	5/1/42	6,450,000	6,447,694 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,448,382
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	497,805
Commonspirit Health, Series B-3, Refunding	5.000%	8/1/26	11,000,000	11,075,882 (a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,664,903
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	3,811,457
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	2,144,320 (d)
Total Washington				41,872,584
West Virginia — 0.1%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	2,150,000	2,138,966 (a)(b)(c)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	1,950,000	1,939,776 (a)(b)(c)
Total West Virginia				4,078,742
Wisconsin — 0.8%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/34	1,330,000	1,393,973
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/38	1,900,000	1,946,092
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,338,618
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,152,043
Village of Mount Pleasant, WI, Tax Increment Revenue:
Series A, Moral Obligations	5.000%	4/1/43	1,330,000	1,348,752
Series A, Moral Obligations	5.000%	4/1/48	9,110,000	9,124,354
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,602,574
Total Wisconsin				21,906,406

Total Municipal Bonds (Cost — $2,696,427,226)				2,585,070,197
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 4.4%
Alabama — 0.3%

Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series C	5.000%	5/1/55	8,000,000	8,321,130
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 4.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$17,015,000	$17,560,089
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	11,910,034
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A	4.000%	3/15/45	25,000,000	22,258,640
Series A, Refunding	4.000%	3/15/41	25,000,000	23,066,512
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	30,000,000	30,652,620
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,284,563
Total New York				109,732,458

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $123,140,883)				118,053,588
Total Investments before Short-Term Investments (Cost — $2,819,568,109)				2,703,123,785

Short-Term Investments — 0.5%
Municipal Bonds — 0.5%
Connecticut — 0.0%††

Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance, Series C, Refunding, SPA - TD Bank N.A.	1.950%	11/15/48	150,000	150,000 (j)(k)
Florida — 0.0%††
Highlands County, FL, Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series I-2, Refunding	1.950%	11/15/32	600,000	600,000 (j)(k)
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	3.000%	11/1/38	400,000	400,000 (j)(k)
Total Florida				1,000,000
Illinois — 0.0%††

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	2.850%	8/1/44	100,000	100,000 (j)(k)
Massachusetts — 0.0%††

Massachusetts State DFA Revenue, Partners HealthCare System, Mass General Brigham Inc., Series K-1, SPA - Wells Fargo Bank N.A.	1.350%	7/1/46	300,000	300,000 (j)(k)
New York — 0.3%
Battery Park City Authority Junior Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	3.000%	11/1/38	100,000	100,000 (j)(k)
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	1.950%	11/1/32	100,000	100,000 (j)(k)
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	3.000%	1/1/34	200,000	200,000 (j)(k)
New York City, NY, GO:
Series A, SPA - Bank of Montreal	3.000%	9/1/49	300,000	300,000 (j)(k)
Subseries A-4, SPA - TD Bank N.A.	3.000%	9/1/49	300,000	300,000 (j)(k)
Subseries D-4, LOC - TD Bank N.A.	3.000%	8/1/40	5,020,000	5,020,000 (j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	3.020%	6/15/39	100,000	100,000 (j)(k)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	2.950%	6/15/48	300,000	300,000 (j)(k)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries D-3, SPA - Mizuho Bank Ltd.	2.900%	2/1/44	$150,000	$150,000 (j)(k)
Total New York				6,570,000
North Carolina — 0.0%††

Charlotte-Mecklenburg Hospital Authority, NC, Atrium Health Care System Revenue, Series E, Refunding, LOC - Royal Bank of Canada	3.000%	1/15/42	300,000	300,000 (j)(k)
Pennsylvania — 0.0%††

Pennsylvania HFA, Single Family Mortgage Revenue Bonds, Series B, SPA - TD Bank N.A.	2.150%	10/1/50	100,000	100,000 (j)(k)
Texas — 0.2%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, Refunding, LOC - TD Bank N.A.	2.950%	10/1/41	5,250,000	5,250,000 (j)(k)

Total Short-Term Investments (Cost — $13,770,000)				13,770,000
Total Investments — 102.3% (Cost — $2,833,338,109)				2,716,893,785
TOB Floating Rate Notes — (2.5)%				(66,595,000)
Other Assets in Excess of Other Liabilities — 0.2%				4,820,100
Total Net Assets — 100.0%				$2,655,118,885

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	The coupon payment on this security is currently in default as of May 31, 2025.
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	The maturity principal is currently in default as of May 31, 2025.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Managed Municipals Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,585,070,197	—	$2,585,070,197
Municipal Bonds Deposited in Tender Option Bond Trusts	—	118,053,588	—	118,053,588
Total Long-Term Investments	—	2,703,123,785	—	2,703,123,785
Short-Term Investments†	—	13,770,000	—	13,770,000
Total Investments	—	$2,716,893,785	—	$2,716,893,785

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Managed Municipals Fund 2025 Quarterly Report